Discontinued operations (Tables)	6 Months Ended
Jun. 30, 2022
Discontinued operations.
Schedule of results of discontinued operations, cash flows from (used in) discontinued operations and assets and liabilities included in disposal groups and effect of disposal on the financial position of the Group

	Six months ended	Six months ended	Three months ended	Three months ended
Results of discontinued operation	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Revenue	21,639	8,131	13,957	5,458
Elimination of intra-group revenue	(19,746)	(8,131)	(12,064)	(5,458)
External revenue	1,893	—	1,893	—

Expenses	(22,199)	(7,476)	(13,129)	(4,821)
Elimination of intra-group expenses	—	—	(217)	—
External expenses	(22,199)	(7,476)	(13,346)	(4,821)

Results from operating activities	(20,306)	(7,476)	(11,453)	(4,821)
Income tax	(65)	(30)	(85)	(45)
Loss from discontinued operations, net of tax	(20,371)	(7,506)	(11,538)	(4,866)
Attributed to Parent	(20,046)	(7,506)	(11,231)	(4,866)
Attributed to NCI	(325)	—	(307)	—

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Net cash flows generated/(used) from operating activities	9,015	1,241	5,156	(61)
Net cash flows used in investing activities	(735)	(396)	(513)	(270)
Net cash flows used in financing activities	(849)	(644)	(338)	(371)

June 30, 2022
Property and equipment	(1,078)
Intangible assets	(197)
Right-of-use assets	(660)
Deferred tax asset	(42)

Trade and other receivables	(3,978)
Cash and cash equivalents	(7,699)
Prepaid tax	(122)
Total assets included in disposal group classified as held for sale	(13,776)

Loans payable	163
Lease liabilities	665

Trade and other payables	10,452
Tax liability	62
Total liabilities included in disposal group classified as held for sale	11,342

Net assets and liabilities	(2,434)

Elimination of intra-group loans and payables	(7,753)

Net assets and liabilities	(10,187)

Consideration received in cash	9
Cash and cash equivalents disposed of	(7,699)
Net cash outflow	(7,690)